Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Disclosure of Major Components of Income Tax Expense

(CHF in thousands)	2021	2020	2019

Current income taxes	7,051	4,107	4,200
Deferred income taxes	3,589	(1,024)	420
Income taxes	10,640	3,083	4,620

Disclosure of Tax Rate Reconciliation
The income taxes reflected in the financial statements and the amount calculated at the expected tax rate reconcile as follows:

(CHF in thousands)		2021		2020		2019

(Loss)/Income before taxes		(159,588)		(24,441)		3,147
Expected tax rate / tax expense	19.7%	(31,439)	19.7%	(4,815)	19.7%	620
Income and expenses not subject to tax, net	-0.2%	280	0.7%	(167)	6.4%	201
Effects of (de-)recognition of tax losses	-0.4%	565	—%	—	—%	—
Local actual tax rate different to On’s expected average tax rate	-0.6%	963	-3.1%	759	(1.1)%	(34)
Non-deductible expenses	-25.4%	40,590	-30.5%	7,444	117.9%	3,711
Prior year adjustments and other items, net	0.2%	(318)	0.6%	(139)	6.9%	218
Effective tax rate / tax benefit	-6.7%	10,640	-12.6%	3,083	146.8%	4,620

Disclosure of Deferred Tax Assets and Liabilities
Change of net deferred tax assets and liabilities:

(CHF in thousands)	2021	2020

Net amount at January 1	251	(1,001)
thereof deferred tax assets	5,915	1,849
thereof deferred tax liabilities	(5,664)	(2,849)
Taxes charged
to income statement	(3,589)	1,024
to other comprehensive income	(179)	319
Exchange differences	77	(92)
Net amount at December 31	(3,440)	251
thereof deferred tax assets	2,171	5,915
thereof deferred tax liabilities	(5,611)	(5,664)

Deferred tax assets and liabilities relate to the following items:

			12/31/21			12/31/20
(CHF in thousands)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Trade receivables	80	(977)	(896)	—	(817)	(817)
Inventories	619	(3,927)	(3,308)	3,393	(3,777)	(384)
Other current assets	716	—	716	1,008	(4)	1,004
Property, plant and equipment	—	(120)	(120)	4	(506)	(502)
Right-of-use assets	—	(3,771)	(3,771)	—	(2,445)	(2,445)
Intangible assets	—	(3,073)	(3,073)	—	(3,194)	(3,194)
Other current financial liabilities	837	—	837	566	(47)	519
Other current operating liabilities	—	(855)	(855)	—	(83)	(83)
Current provisions	82	—	82	80	—	80
Employee benefit obligations	1,153	—	1,153	1,109	—	1,109
Non-current provisions	136	—	136	128	(2)	126
Other non-current financial liabilities	3,105	—	3,105	2,106	(2)	2,104
Tax loss carryforwards	2,555	—	2,555	2,732	—	2,732
Deferred tax assets (liabilities)	9,283	(12,723)	(3,440)	11,127	(10,877)	250
Offsetting	(7,113)	7,113		(5,212)	5,213
Deferred tax assets (liabilities) on balance sheet	2,171	(5,611)	(3,440)	5,915	(5,664)	251